Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The accompanying CFS were prepared in accordance with accounting principles generally accepted in the U.S. of America (“U.S. GAAP”) and have been consistently applied for information pursuant to the rules and regulations of the U.S. Securities Exchange Commission (the “SEC”).

(b) Principles of consolidation

The CFS includes the financial statements of the Company, its subsidiaries for which the Company exercises control.

All transactions and balances between the Company and its subsidiaries were eliminated in consolidation.

(c) Comparatives

Certain items reported in the prior year's consolidated financial statements have been reclassified to conform with the current year's presentation.

(d) Use of estimates

In preparing the CFS in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the CFS, as well as the reported amounts of revenue and expenses during the reporting periods. Items subject to such estimates and assumptions include, but are not limited to, the assessment of the allowance for credit losses, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets, uncertain tax position, realization of deferred tax assets and warrant liability. Actual results could differ from those estimates.

(e) Cash and cash equivalents

Cash includes cash on hand and demand deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal or use in accounts maintained with commercial banks. The Company maintains bank accounts in mainland China. Cash balances in bank accounts in mainland China are not insured by the Federal Deposit Insurance Corporation or other programs. Cash balances in bank accounts in mainland China within the People’s Republic of China of less than RMB 500,000 (equivalent to $73,412) per bank are covered by “deposit insurance regulation” promulgated by the State Council of the People’s Republic of China.

(f) Accounts receivables, net

Accounts receivables are presented net of an allowance for credit losses. The Company maintains an allowance for credit losses for estimated losses. Pursuant to the requirements of the Financial Accounting Standards Board’s Accounting Standards Codification Topic 326, Financial Instruments - Credit Losses (“ASC 326”), we measure credit losses utilizing a methodology that reflects expected credit losses and consider a broader range of reasonable and supportable information to inform credit loss estimates. We determine an allowance for doubtful accounts based on historical customer experience and other currently available evidence. When a specific account is deemed uncollectible, the account is written off against the allowance.

(g) Advances to suppliers, net

Advances to suppliers represent balances paid to suppliers for services that have not been provided or received. The Company reviews its advances to suppliers periodically and makes general and specific allowances when there is doubt as to the ability of a supplier to provide supplies to the Company or refund an advance.

(h) Investment in convertible bond

On December 9, 2025, the Company acquired an unsecured convertible promissory note issued by Pinnacle Partners Inc. (the “Issuer”), a non-public company, with an original principal amount of $4,500,000. The Company remitted the full purchase price on December 9, 2025. The note bears simple interest at 6% per annum computed on a 360-day-year basis and matures twenty-four months following the Purchase Price Date. The borrower has no right to prepay the note prior to maturity.

Management performs a scope assessment to evaluate whether this bilateral, custom-negotiated promissory note meets the definition of a “security” under ASC 320-10-20. This privately-negotiated note has no active secondary market, not represented by a bearer or registered-form instrument, nor registered in the issuer-maintained transfer books, and is subject to transfer restrictions. It is not part of a class or series of obligations. Based on these contractual characteristics, the Note does not satisfy all required characteristics of a security and therefore falls outside the scope of ASC 320.

The Company’s primary objective for this financing receivable is to collect contractual principal and accrued interest, both payable in a single payment at contractual maturity, and to monitor the Issuer’s credit risk. Management does not rely on potential fair-value appreciation or conversion proceeds as part of its investment strategy for this instrument.

This instrument is accounted for as a financing receivable at amortized cost under ASC 310-10. The Company evaluated the embedded conversion option and other contractual features of this hybrid instrument pursuant to ASC 815-15-25-1 and concluded that none require bifurcation as separate derivative assets.

As of June 30, 2026, the amortized-cost carrying value of this investment in convertible bond was $4,652,250, consisting of principal of $4,500,000 and accrued interest receivable of $152,250. No allowance for credit losses was recognized as of June 30, 2026. The Company will reassess this conclusion should adverse facts and circumstances relating to the Issuer’s credit profile arise in future periods.

(i) Property and equipment, net

Property and equipment are carried at cost and are depreciated on the straight-line basis over the estimated useful lives of the underlying assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation and amortization are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of its property and equipment when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Estimated useful lives are as follows, taking into account the assets’ estimated residual value:

Category	Estimated useful lives
Electronic equipment	3 years
Vehicles	10 years

(j) Intangible assets, net

Intangible assets include digital assets purchased from third parties, mainly 3D modeling models for various scenarios, which are carried at cost less accumulated amortization and impairment loss, if any. Intangible assets with finite lives are amortized using the straight-line method over the estimated economic live.

Estimated useful lives are as follows:

Category	Estimated useful lives
Digital assets	5 years

(k) Impairment of long-lived assets

The Company reviews long-lived assets, including definitive-lived intangible assets and property and equipment, for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. When such events occur, the Company assesses the recoverability of the asset group based on the undiscounted future cash flows the asset group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset group plus net proceeds expected from disposition of the asset group, if any, is less than the carrying value of the asset group. If the Company identifies an impairment, the Company reduces the carrying amount of the asset group to its estimated fair value (“FV”) based on a discounted cash flow approach or, when available and appropriate, to comparable market values and the impairment loss, if any, is recognized in “impairment loss on non-current assets” in the consolidated statements of comprehensive income (loss). The Company uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. Asset groups to be disposed of would be reported at the lower of the carrying amount or FV less costs to sell, and no longer depreciated.

As of June 30, 2026, the Company performed qualitative impairment screening followed by quantitative recoverability testing for intangible assets. The recoverability test, which uses undiscounted projected future cash flows, indicated that the carrying amount of these assets exceeded their undiscounted future cash flows. Accordingly, the Company measured fair value of the impaired digital assets under ASC 820 using the income-approach. This fair-value measurement is classified within Level 3 of the fair-value hierarchy. Significant unobservable inputs incorporated into the valuation model for fair-value measurement include discounted projected future cash flows, market-participant assumptions, and the estimated remaining useful life assigned to each respective asset group. Based on management’s assessment, the fair value of this intangible asset was zero, and the Company recognized an impairment loss of $1.50 million in the current reporting period.

For the year ended June 30, 2026, the Company performed qualitative and then quantitative impairment assessments on intangible assets, concluding that these digital assets were impaired by $1.50 million.

(l) Fair value of financial instruments

The Company applies ASC 820, Fair Value Measurements and Disclosures, (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

FV is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level FV hierarchy prioritizes the inputs used to measure FV. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure FV are as follows:

●	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 - inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the Company’s financial instruments including cash, restricted cash, Accounts receivables, advances to suppliers and other current assets, short-term bank loans, accounts payable, advance from customers, amount due to related parties and accrued expenses and other current liabilities approximate their recorded values due to their short-term maturities. The FV of longer-term leases approximates their recorded values as their stated interest rates approximate the rates currently available.

Warrant liabilities were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy. See Note 12.

The Company’s non-financial assets, such as property and equipment would be measured at FV only if they were determined to be impaired.

(m) Advanced from customers

The Company presents the consideration that a customer pays before the Company transfers a service to the customer as an advance from customers when the payment is made. Based on the industry characteristics, customers usually need to pay a certain amount of advance payment before placing advertisements on the media. The average settlement cycle of the Company’s advances from customers is around 90 days, and there is no issue of long-term outstanding accounts. As of June 30, 2026 and June 30, 2025, the balances of advances received were $667,566 and $537,646 respectively, both representing obligations under signed contracts that have not been fulfilled yet.

(n) Leases

The Company follows Accounting Standards Update (“ASU”) 2016-02, Leases (as amended by ASU 2018-01, 2018-10, 2018-11, 2018-20, and 2019-01, collectively “ASC 842”), using the modified retrospective method. The Company elected not to record assets and liabilities on its consolidated balance sheet for new or existing lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such lease on a straight-line basis over the lease term.

At the commencement date of a lease, the Company recognizes a lease liability for future fixed lease payments and a right of use (“ROU”) asset representing the right to use the underlying asset during the lease term. The lease liability is initially measured as the present value of the future fixed lease payments that will be made over the lease term. The lease term includes periods for which it’s reasonably certain that the renewal options will be exercised and periods for which it’s reasonably certain that the termination options will not be exercised. The future fixed lease payments are discounted using the rate implicit in the lease, if available, or the incremental borrowing rate (“IBR”). The Company will evaluate the carrying value of ROU assets if there are indicators of impairment and review the recoverability of the related asset group. If the carrying value of the asset group is determined to not be recoverable and is in excess of the estimated fair value, the Company will record an impairment loss in other expenses in the consolidated statements of operations.

(o) Revenue recognition

The Company is an online marketing solutions provider which provides customer-tailored internet marketing services based on data analysis technology.

The Company's revenue is primarily derived from providing online advertising services. Revenue represents the amount of consideration that the Company is entitled to in exchange for the transfer of promised services in the ordinary course of the Company’s activities and is recorded net of value-added tax (“VAT”). Consistent with the criteria of ASC 606, the Company recognizes revenue when the performance obligation in a contract is satisfied by transferring the control of a promised service to a customer. The Company also evaluates whether it is appropriate to record the gross amounts of services sold and the related costs, or the net amounts earned as commissions. In the event the Company receives an advance from a customer, such advance is recorded as a liability to the Company.

Online Marketing Solutions Services

The Company provides one-stop online marketing solutions, including traffic acquisition from top online media platforms, content production, data analysis and advertising campaign optimization, to its advertisers. The term “traffic acquisition” refers to the process of advertising and acquiring a target audience on online media platforms. The Company’s revenue is performance-based as measured by ad performance data, and pricing model, and it primarily bills their advertisers using Cost Per Mille (“CPM”) model.

CPM, which stands for Cost Per Mille, is a mobile advertising pricing model. In this model, when internet users view an advertisement one thousand times, the advertiser needs to pay the huge platform or the Company, and the fee is calculated as the CPM unit price * the number of completed thousand-impression units.

Media partners may also grant to it rebates mainly based on gross advertisement spending (i) in the form of advance for future traffic acquisition; (ii) to net off the account payables the Company owed to them; or (iii) in cash.

Under this business model, the Company is the primary obligor and responsible for (i) identifying and contracting with third-party advertisers which the Company views as customers, and delivering the specified integrated services to the advertisers; (ii) bearing certain risks of loss to the extent that the cost incurred for producing contents, formulating advertisement campaign and acquiring user traffic from online media platforms cannot be compensated by the total consideration received from the advertisers, which is similar to inventory risk; and (iii) performing all the billing and collection activities, including retaining credit risk. The Company assumes ownership of the specified service before it is delivered to the advertiser and acts as the principal of these arrangements and therefore recognizes revenue earned and costs incurred related to these transactions on a gross basis. Under this business model, the rebates earned from media partners are recorded as a reduction of cost of services.

The core principle underlying revenue recognition in ASC 606 is that the Company recognizes revenue for the transfer of services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This requires the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time. The Company’s advertising service contracts have one single performance obligation, being the promise to display customers’ advertisement on the media platform. The services, such as content production, data analysis and advertising campaign optimizations, are performed as inputs to produce or deliver the output specified by the customer, and are interrelated, thus each of services cannot be separately performed to fulfil the promise and is, therefore, not distinct. Under ASC 606, the relevant revenue recognition methods are as follows: The Company provides ad delivery services to customers on the Online Platform under the CPM model. The transfer of service control is determined by "every one thousand valid ad impressions completed". When the ad completes one thousand impressions, the revenue will be recognized simultaneously.

Pursuant to the requirements of ASC 606, when an advertisement completes each thousand-impression unit, control of the service is transferred to the customer. At this point, the point-in-time criteria for revenue recognition are met. The Company calculates the transaction price to be recognized in the current period using the formula "agreed-upon CPM unit price*number of completed thousand-impression units" and recognizes revenue based on this calculation.

In addition, for arrangements in which the Company acts as an agent, revenue is recognized on a net basis, representing the fee or commission to which the Company expects to be entitled, and amounts collected on behalf of the customer are excluded from revenue. Revenue under such arrangements is recognized at the point in time when the related service is completed and control is transferred.

(p) Cost of revenue

The Company’s cost of revenue is costs for providing marketing solution services on an incurred basis, and consists primarily of the purchase of online traffic from third-party media platforms after deducting rebates, and salaries and benefits for staff providing marketing solution services including content production, data analysis and advertising campaign optimizations.

(q) Research and development expenses

Research and development expenses include costs directly attributable to the conduct of research and development projects, primarily consist of salaries and other employee benefits. All costs associated with research and development are expensed as incurred.

(r) Mainland China Employee Contribution Plan

As stipulated by the regulations of the PRC, full-time employees are entitled to various government statutory employee benefit plans, including: medical, maternity, workplace injury, and unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Company is required to make contributions to the plan based on certain percentages of employees’ salaries. The total expenses the Company incurred for the plan were $75,348, $99,413 and $94,963 for the years ended June 30, 2026 ,2025 and 2024, respectively.

(s) Income taxes

The Company’s subsidiaries in mainland China and Hong Kong are subject to the income tax laws of mainland China and Hong Kong. No taxable income was generated outside the PRC for the years ended June 30, 2026, 2025 and 2024. The Company accounts for income taxes in accordance with ASC 740, Income Taxes. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or future deductibility is uncertain.

ASC 740-10-25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. There were no material uncertain tax positions as of June 30, 2026, 2025 and 2024.

(t) Value added tax (“VAT”)

Sales revenue is the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rate is approximately 6%. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products. The Company recorded a VAT payable or receivable net of payments in the accompanying CFS. All of the VAT returns filed by the Company’s subsidiaries in the PRC, remain subject to examination by the tax authorities for five years from the date of filing.

(u) Warrant liabilities

The Company accounts for the warrants issued in connection with ordinary shares (see note 12) in accordance with Accounting Standards Codification (“ASC”) 815-40, Derivatives and Hedging - Contracts in Entity’s Own Equity (“ASC 815-40”).

ASC 815-40 establishes criteria to determine whether a warrant (or similar contract) should be classified as equity or a liability. Specifically, a warrant is classified as equity only if it meets the “fixed-for-fixed” condition—i.e., it entitles the holder to receive a fixed number of the entity’s own shares in exchange for a fixed amount of cash or other consideration, with no provisions that could result in variable settlement (such as downward adjustments to the exercise price, contingent settlement based on future events, or mandatory cash settlement). If a warrant fails to meet these criteria (e.g., due to variable settlement terms), it is classified as a liability.

The warrants issued by the Company on September 20, 2024 do not meet the "fixed-for-fixed" condition required for equity classification under ASC 815-40, and are therefore accounted for as liabilities. Accordingly, at initial recognition, the Company measures such warrants at their fair value and classifies them as liabilities. This warrant liability is re-measured at each balance sheet date until exercised or expired, with any changes in fair value recognized in the consolidated statements of operations.

The pre-funded warrants issued by the Company on May 11, 2026 were fully exercised shortly after issuance and were therefore accounted for as equity.

For the years ended June 30, 2026 and 2025, the change in fair value of the warrant liability was $nil and $6.76 million, respectively (see Note 12).

(v) (Loss) earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary shares outstanding for the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares.

The following table sets forth the computation of basic and diluted (loss) earnings per share for the fiscal years ended June 30, 2026, 2025, and 2024:

	For the Fiscal Years Ended June 30,
	2026	2025	2024
Numerator:
Net (loss) income – basic	$(9,536,245)	$3,876,680	$1,291,667
Add: change in fair value of warrants liabilities	—	(706,668)	—
Net (loss) income for the year - diluted	$(9,536,245)	$3,170,012	$1,291,667

Denominator:
Weighted average shares outstanding - basic	24,680	912	478
Add: effect of dilutive securities	—	24	—
Weighted average shares outstanding - diluted	24,680	936	478

Earnings (loss) earnings per share - basic	$(386.40)	$4,251.81	$2,701.53
Earnings (loss) earnings per share - diluted	$(386.40)	$3,385.53	$2,701.53

(w) Comprehensive (loss) income

Comprehensive (loss) income consists of two components, net (loss) income and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains, and losses that under U.S. GAAP are recorded as an element of stockholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of foreign currency translation adjustment from the Company not using U.S. dollar as its functional currency.

(x) Foreign currency translation and transactions

The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The Company’s CFS are reported in the U.S. Dollars (“US$” or “$”). The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts for assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the Company’s Consolidated Statements of Operations and Comprehensive Income.

The value of RMB against US$ and other currencies fluctuates and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in preparing the CFS:

	June 30, 2026	June 30, 2025	June 30, 2024
Period-end spot rate	6.8109	7.1586	7.1268

	For the Years Ended June 30,
	2026	2025	2024
Average rate	7.0034	7.1599	7.1592

(y) Segment reporting

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

Based on the management’s assessment, the Company determined it has only one operating segment and therefore one reportable segment as defined by ASC 280. The Company’s assets are substantially all located in the PRC and substantially all of the Company’s revenues and expenses are derived from the PRC. Therefore, no geographical segments are presented.

(z) Significant risks

Currency risk

Most of the Company’s expense transactions and assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other Company foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittances.

The Company maintains bank accounts in the PRC. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in the PRC are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. Such Deposit Insurance Regulation would not provide complete protection for the Company’s accounts, as its aggregate deposits are higher than the compensation limit, which is RMB500,000 for one bank ($73,412). However, the Company believes the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in the PRC and the Company believes those Chinese banks that hold the Company’s cash, restricted cash and short-term investments are financially sound based on publicly available information.

Other than the deposit insurance mechanism in the PRC mentioned above, the Company’s bank accounts are not insured by Federal Deposit Insurance Corporation insurance or other insurance.

Concentration and credit risk

Currently, all of the Company’s operations are in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC’s economy. The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in U.S. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittances abroad, and rates and methods of taxation, among other things.

Our credit risk arises from cash and cash equivalents, accounts receivable, advances to suppliers, amounts due from related parties and investment in convertible notes. As of June 30, 2026, all of the cash and cash equivalents were held by major financial institutions located in mainland China and Hong Kong. We believe that these financial institutions are of high credit quality. For accounts receivable, credit is extended based on an evaluation of each customer’s financial condition, generally without collateral or other security. The recoverability of each receivable is assessed at each reporting date to maintain adequate allowances for expected credit losses. Advances to suppliers and third-party loans expose the Company to credit risk. Outstanding balances are monitored on an ongoing basis to manage collection risk. Allowances for expected credit losses on these assets are recognized considering counterparty credit quality, historical loss experience, current conditions and forward-looking information. For amounts due from related parties, we provide advances to the officers for daily operations. The credit risk is mitigated by ongoing monitoring of outstanding balances and timely collection when there is no immediate need for such advances. For the investment in convertible notes, the instrument is accounted for as a financing receivable at amortized cost. Contractual principal and interest payments represent the primary source of recovery, whereas conversion-to-equity rights constitute only a secondary contractual feature to be considered under limited circumstances and are not dependent on the investee’s operating performance. Periodic monitoring is performed over the issuer’s adherence to contractual payment obligations, and scheduled debt-payment collection serves as our primary risk-mitigation focus. The full carrying value represents exposure to credit loss. Indications of payment-related distress or the issuer’s contractual payment default would trigger an evaluation for additional expected-credit-loss allowances.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate risk on cash deposits and borrowings, and the risks due to changes in interest rates is not material. The Company has not used any derivative financial instruments to manage the Company’s interest risk exposure.

Other uncertainty risk

The Company’s major operations are conducted in the PRC. Accordingly, the political, economic, and legal environments in the PRC, as well as the general state of the PRC’s economy may influence the Company’s business, financial condition, and results of operations.

The Company’s major operations in the PRC are subject to special considerations and significant risks not typically associated with companies in U.S. These include risks associated with, among others, the political, economic, and legal environment. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, and rates and methods of taxation, among other things. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

(aa) Related parties

A party is considered related to the Company if it directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

(ab) Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

Recent Accounting Pronouncements Adopted

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. The expanded annual disclosures are effective for the year ending December 31, 2024, and the expanded interim disclosures are effective in 2025 and will be applied retroactively to all prior periods presented. The Company adopted this ASU on June 30, 2025 which did not have a material impact on the Company’s consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires, among other things, additional disclosures primarily for the income tax rate reconciliation and income taxes paid. The expanded annual disclosures are effective for the year ending December 31, 2025. The Company adopted this ASU on June 30, 2026 which did not have a material impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncements Issued but not yet Adopted

In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. This ASU may be applied either prospectively to financial statements issued for reporting periods after its effective date or retrospectively to all prior periods presented in the financial statements. The Company is in the process of evaluating the potential impact of the new guidance on its consolidated financial statements and related disclosures.

In July 2025, the FASB issued Accounting Standards Update (“ASU”) No. 2025-05, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts receivables and Contract Assets (“ASU 2025-05”). This ASU provides a practical expedient to simplify the application of the CECL expected-credit-loss model for current-trade Accounts receivable and contract assets. The guidance is effective for fiscal years beginning after December 15, 2025, including interim periods within those fiscal years; early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-05 on its consolidated financial statements and related disclosures.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.